Related Party Transactions (Details Textual) (USD $)	0 Months Ended		12 Months Ended
	Dec. 01, 2010	Nov. 15, 2010	Jun. 30, 2012	Jun. 06, 2012	Jun. 30, 2011	Nov. 19, 2010	Oct. 31, 2010	Aug. 01, 2010	Jul. 29, 2010	Jul. 20, 2010
Total shareholders' equity			$ 4,582,411		$ 5,783,747				$ 25,000
Transfer Of Initial Shares For Nominal Consideration								406,334
Redemption of initial ordinary shares (in shares)	320,000	613,334
Long-term Debt, Gross				200,000			50,000			150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number						8,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.50
Purchase Price Of Insider Warrants			$ 0.50
Management Fee Payable			10,000
Debt Instrument, Interest Rate, Stated Percentage				8.50%
Reduction Of Exercise Price In Trust Account			$ 10.10
Contingent Stockholders Equity Amount			25,000
Private Placement [Member]
Shares, Issued									3,066,667
Total shareholders' equity									$ 25,000